Investment Strategy - KraneShares Dragon Capital Vietnam Growth Index ETF	Oct. 20, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Underlying Index and other instruments that have economic characteristics similar to those in the Underlying Index.

The Underlying Index is designed to measure the performance of growth stocks listed on the Ho Chi Minh City Stock Exchange (“HOSE”) and includes both equity securities and foreign exchange-traded funds (“ETFs”). The Underlying Index’s equity securities must meet capitalization and liquidity requirements and be listed on HOSE. The Underlying Index’s foreign ETFs consist of the Diamond ETFs, which are foreign ETFs that track the VN Diamond Index. The Fund currently expects to invest in a foreign ETF which is advised by an affiliate of Dragon Capital Management (HK) Limited (the “Sub-Adviser”). The foreign ETFs are listed on HOSE and are not U.S. registered ETFs. None of the foreign ETFs seek to track the Underlying Index. The Underlying Index invests in foreign ETFs in place of investments in Vietnamese companies that have reached or are nearing their Foreign Ownership Limits (“FOLs”). The FOL of a security is defined as the proportion of share capital of the security that is available for purchase to foreign investors. The implications of a company reaching or nearing its FOL are significant for both the company and foreign investors, as exceeding the limit may lead to consequences including forced divestment or restrictions on future acquisitions.

To be an eligible equity security for inclusion in the Underlying Index, the equity security must, among other things: (1) have been listed on HOSE for at least three calendar years; (2) meet certain governance and listing requirements; (3) have a turnover ratio (i.e., the average daily turnover divided by the free float adjusted market capitalization) of at least 0.05% for new constituents and 0.04% for existing constituents, except where the 12-month average daily trading value is 50 billion Vietnamese dong (“VND”) or more (approximately $1.9 million U.S. dollars (“USD”) as of September 12, 2025); and (4) meet certain minimum market capitalization requirements (i.e., 1 trillion VND for new constituents and 800 billion VND for existing constituents (approximately $38 million and $30 million USD, respectively, as of September 12, 2025)).

From this universe of eligible equity securities, MerQube (the “Index Provider”) screens stocks based on the fundamental criteria and growth criteria as described below.

With respect to the fundamental criteria, the Index Provider screens for certain ranges of both price-to-earnings ratios and asset-to-equity ratios. The price-to-earnings ratios look at both one year and three-year periods and must be within certain ranges. The asset-to-equity ratio must be with certain ranges, except that companies in the banks industry are automatically included and companies in the capital markets industry have a different threshold than companies in other industries, which is more favorable.

With respect to the growth criteria, the Index Provider selects securities with the highest proprietary growth ratio and selects a minimum of 40 stocks with foreign room available (i.e., companies that have not reached their FOL). The growth ratio is calculated by the Index Provider based on total equity growth and corporate actions including stock dividends and stock bonuses.

Stocks that have reached or are nearing their FOL and meet all criteria will be replaced by the Diamond ETFs as an index constituent, with the Diamond ETFs capped at 24% of the Underlying Index. The Index Provider calculate weights for the Underlying Index using an optimization process that considers factors such as market capitalization, liquidity, the growth ratio and other fundamental factors (e.g., net profit). In addition, preference is given to existing index constituents of the Underlying Index versus new entrants.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), or the Sub-Adviser believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not constituents of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including ETFs), foreign ETFs and cash or cash equivalents (including money market funds). Certain other investment companies or foreign ETFs in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, the Sub-Adviser and/or their affiliates.

Although the Fund expects to replicate (or hold all constituents of) the Underlying Index, the Fund reserves the right to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

As of September 30, 2025, the Underlying Index included 1 foreign fund and 35 securities of companies with a market capitalization range of approximately $49.4 million to $19.6 billion and an average market capitalization of approximately $2.6 billion.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of September 30, 2025, issuers in the Financials sector (46.28%) and Materials sector (12.98%) represented significant portions of the Underlying Index. The Underlying Index is rebalanced quarterly and reconstituted biannually.

The Fund may engage in securities lending.